Note Payable (Tables)	9 Months Ended
Sep. 30, 2017
Line of Credit/Note Payable/Convertible Note Payable [Abstract]
Schedule of notes payable

	Outstanding Principal as of				Warrants
	September 30, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
October 25, 2016	-	25,000	9%	July 1, 2017	50,000	$0.30
February 22, 2017	400,000	-	12%	September 1, 2017	6,161,615	$0.20
August 18, 2017	50,000	-	15%	October 2, 2017	-	-
	450,000	25,000
Less: Debt Discount	-	(9,421)
Less: Debt Issuance Costs	-	-
	$450,000	$15,579